Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations
Note 17	Quarterly Results of Operations (unaudited)

	Quarter Ended
2010	March 31	June 30	September 30	December 31
Revenue	$621,140	$635,286	$644,256	$643,970
Income from operations	245,452	135,242	274,572	256,827
Net loss	(103,428)	(181,912)	(107,353)	(115,077)
Net loss attributable to Intelsat S.A.	(102,618)	(180,646)	(106,400)	(115,789)

	Quarter Ended
2011	March 31	June 30	September 30	December 31
Revenue	$640,188	$642,446	$652,881	$652,911
Income from operations	290,278	271,364	292,249	315,092
Net loss	(215,758)	(214,482)	(2,109)	(1,645)
Net loss attributable to Intelsat S.A.	(215,598)	(213,368)	(442)	(3,480)